ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities
Category	December 31, 2021	December 31, 2020
Accounts payable	$2,437	$837
Accrued liabilities	2,054	1,176
Total	$4,491	$2,013